ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Airport Slots [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 964,513	$ 978,849
Airport Slots [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life
Loyalty Program [Member] | Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	$ 321,440	$ 326,262